North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.3%
	BASIC MATERIALS - 1.8%
	Metal Fabricating - 0.5%
971	Mueller Industries, Inc.	$61,338.00

	Specialty Chemicals - 1.3%
5,144	Livent Corp. *	165,534

	TOTAL BASIC MATERIALS	226,872

	CONSUMER DISCRETIONARY - 11.9%
	Auto Parts - 1.2%
1,221	Visteon Corp. *	146,312

	Education Services - 1.5%
5,028	Stride, Inc. *	191,768

	Apparel Retailers - 0.6%
8,001	Farfetch Ltd. - Class A *[1]	80,250

	Consumer Services: Misc. - 0.4%
13,616	Vacasa, Inc. - Class A*	54,464

	Household Furnishings - 1.3%
5,352	The Lovesac Co.*	165,109

	Recreational Products - 0.7%
3,725	Callaway Golf Co. *	82,435

	Restaurants and Bars - 6.2%
17,865	Arcos Dorados Holdings, Inc. - Class A1	130,415
2,791	Kura Sushi USA, Inc. - Class A*	208,655
10,375	Portillo's Inc. - Class A *	228,458
5,084	Sweetgreen Inc. - Class A*	85,970
1,448	Texas Roadhouse, Inc.	128,525
		782,023

	TOTAL CONSUMER DISCRETIONAY	1,502,361

	CONSUMER STAPLES - 1.3%
	Food Products - 0.5%
2,211	The Simply Good Foods Co. *	67,546

	Food Retailers and Wholesalers - 0.8%
1,930	Performance Food Group Co. *	96,461

	TOTAL CONSUMER STAPLES	164,007

	ENERGY - 4.1%
	Oil Equipment and Services - 0.2%
3,163	RPC Inc.	25,146

	Oil: Crude Producers - 3.9%
3,126	Denbury Inc. *	277,995
3,501	Matador Resources Co.	208,660
		486,655
	TOTAL ENERGY	511,801

	FINANCIALS - 4.4%
	Asset Managers and Custodians - 2.9%
11,268	Blucora, Inc. *	226,261
2,018	PJT Partners, Inc. - Class A	139,686
		365,947
	Diversified Financial Services - 1.5%
13,355	NuScale Power Corp. *	183,231

	TOTAL FINANCIALS	549,178

	HEALTH CARE - 31.8%
	Biotechnology - 8.2%
10,414	AbCellera Biologics Inc. *[1]	111,222
939	Arcutis Biotherapeutics, Inc. *	25,306
3,458	Cytokinetics Inc. *	183,136
3,531	Halozyme Therapeutics, Inc. *	143,818
2,490	Immunocore Holdings PLC - ADR*[1]	131,497
2,343	Intra-Cellular Therapies, Inc.*	117,759
1,921	Krystal Biotech, Inc.*	134,681
10,110	Recursion Pharmaceuticals, LLC - Class A*	106,256
2,778	Xencor, Inc. *	73,311
		1,026,986
	Health Care Management Services - 2.2%
7,414	Alignment Healthcare, Inc. *	112,767
5,307	Option Care Health, Inc. *	164,305
		277,072
	Health Care Services - 8.1%
17,200	Evolent Health, Inc. - Class A *	632,100
9,813	Privia Health Group, Inc. *	390,459
		1,022,559
	Medical Equipment - 12.1%
2,080	Akoya Biosciences, Inc. *	23,712
3,684	Axonics, Inc. *	266,169
6,941	InMode Ltd. *[1]	221,696
2,676	Lantheus Holdings Inc. *	210,869
1,979	Olink Holding AB - ADR *[1]	29,962
641	Shockwave Medical Inc. *	190,287
5,649	STAAR Surgical Co. *	534,339
249	TransMedics Group, Inc. *	12,955
1,581	Treace Medical Concepts, Inc. *	31,667
		1,521,656
	Pharmaceuticals - 1.2%
4,032	Xenon Pharmaceuticals Inc. *[1]	156,482

	TOTAL HEALTH CARE	4,004,755

	INDUSTRIALS - 19.2%
	Machinery: Agricultural - 1.6%
14,059	Titan International Inc. *	197,248

	Aerospace - 1.2%
5,137	Allegheny Technologies, Inc. *	153,750

	Containers and Packaging - 0.7%
728	Veritiv Corporation *	86,770

	Electronic Equipment: Control and Filter - 1.6%
8,645	Energy Recovery, Inc. *	198,316

	Engineering and Contracting Services - 1.9%
8,931	Fluor Corp. *	236,136

	Machinery: Industrial - 1.4%
955	Kadant Inc.	171,356

	Machinery: Specialty - 4.7%
2,724	Albany International Corp. - Class A	240,229
81,787	Velo3D, Inc. *	352,502
		592,731
	Professional Business Support Services - 5.6%
6,297	Donnelley Financial Solutions Inc. *	267,308
4,416	Franklin Covey Co. *	210,069
2,721	Huron Consulting Group Inc. *	182,035
612	WNS Holdings Ltd. - ADR *[1]	51,561
		710,973
	Transaction Processing Services - 0.5%
9,867	Payoneer Global Inc. *	65,320

	TOTAL INDUSTRIALS	2,412,600

	TECHNOLOGY - 24.1%
	Computer Hardware - 0.4%
2,925	Stratasys Ltd. *[1]	50,485

	Computer Services - 2.0%
5,130	KBR, Inc.	247,779

	Consumer Digital Services - 4.8%
12,256	Xometry, Inc. - Class A*	600,667

	Electronic Components - 0.5%
2,638	Enovix Corp. *	58,352

	Production Technology Equipment - 4.7%
6,687	Impinj, Inc. *	597,015

	Semiconductors - 3.3%
1,994	Ambarella, Inc.*[1]	135,353
10,701	Credo Technology Group Holding Ltd.*[1]	147,567
1,477	MaxLinear, Inc.*	53,069
791	Sitime Corp.*	84,170
		420,159
	Software - 8.4%
10,970	Box, Inc. - Class A*	282,477
1,923	Duolingo, Inc. *	180,800
26,718	Samsara, Inc. - Class A*	397,297
3,344	Sprout Social, Inc. - Class A *	200,774
		1,061,348

	TOTAL TECHNOLOGY	3,035,805

	TELECOMMUNICATIONS - 0.7%
	Telecommunication Equipment - 0.5%
1,875	Digi International, Inc. *	62,081

	Telecommnications - 0.2%
2,102	Extreme Networks, Inc. *	30,122

	TOTAL TELECOMMUNICATIONS	92,203

	TOTAL COMMON STOCKS
	(Cost $11,455,901)	12,499,582

	SHORT-TERM INVESTMENT - 0.6%
67,771	First American Treasury Obligations Fund - Class X, 2.14% [2]	67,771
	TOTAL SHORT-TERM INVESTMENT
	(Cost $67,771)	67,771

	TOTAL INVESTMENTS - 99.9%
	(Cost $11,523,672)	12,567,353
	Other Assets in Excess of Liabilities - 0.1%	16,948
	TOTAL NET ASSETS - 100.0%	$12,584,301

ADR - American Depositary Receipt
PLC - Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

North Square Advisory Research Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	31.8%
Technology	24.1%
Industrials	19.2%
Consumer Discretionary	11.9%
Financials	4.4%
Energy	4.1%
Basic Materials	1.8%
Consumer Staples	1.3%
Telecommunications	0.7%
Total Common Stocks	99.3%
Short-Term Investment	0.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

North Square Advisory Research Small Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,499,582	$-	$-	$12,499,582
Short-Term Investment	67,771	-	-	67,771
Total Investments	$12,567,353	$-	$-	$12,567,353

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.